Offerings	Jul. 29, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. There is also being registered hereunder such currently indeterminate number of (i) shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of debt securities, common stock, preferred stock or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
Offering: 2
Offering:
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0000025 per share
Offering Note	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Security Type	Debt
Security Class Title	Debt securities
Offering: 4
Offering:
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Security Type	Other
Security Class Title	Units